Net Revenue (Tables)	9 Months Ended
Sep. 30, 2025
Net Revenue [Abstract]
Schedule of Revenue by Significant Category
	Nine-month period ended September 30,		Three-month period ended September 30,
	2025	2024	2025	2024
Domestic sales	46,876,131	42,500,372	16,601,753	14,663,139
Export sales	16,245,020	14,708,513	5,995,231	5,262,867
Net revenue	63,121,151	57,208,885	22,596,984	19,926,006

Schedule of Trade Accounts Receivable and Contract Liabilities from Contracts with Customers

The following table provides information about trade accounts receivable and contract liabilities from contracts with customers:

	Note	September 30, 2025	December 31, 2024
Trade accounts receivable	4	3,847,840	3,735,540
Contract liabilities		(285,466)	(151,947)
Total accounts receivable, net of advances		3,562,374	3,583,593